FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Of Financial Instruments Tables
Schedule of Fair Value Measurements
The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2017:

	June 30, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$3,485	$-	$3,485

Total financial assets	$-	$3,485	$-	$3,485

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,130	$7,130
Derivative liabilities	-	10	-	10
Convertible debt	25,316	-	-	25,316

Total financial liabilities	$25,316	$10	$7,130	$32,456

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,117	$-	$1,117

Total financial assets	$-	$1,117	$-	$1,117

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$7,653	$7,653
Derivative liabilities	-	84	-	84
Convertible debt	29,526	-	-	29,526

Total financial liabilities	$29,526	$84	$7,653	$37,263

Schedule of Changes in Liabilities
The following table summarizes the changes in the Company’s liabilities measured at fair value using significant unobservable inputs (Level 3), during the six months ended June 30, 2017:

Total fair value as of January 1, 2017	$7,653

Accretion of payment obligation related to acquisition	28
Settlements	(551)

Total fair value as of June 30, 2017	$7,130